Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2019			$ 303	$ 28,725	$ 26	$ 513	$ 3,703	$ (383)	$ (130)		$ 5,348	$ 12,971
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												214
Issued under the Stock Option Plan												30
Treasury shares or repurchase of common shares for cancellation												(15)
Impact from adopting IFRS 16				(59)
Net income	$ 3,513			3,513
Dividends on preferred shares and distributions payable on other equity instruments				(195)
Dividends on common shares				(2,038)
Stock option expense, net of options exercised			(1)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	1,673	[1]				1,673
Unrealized gains (losses) on translation of net foreign operations	516						516
Gains (losses) on remeasurement of pension and other employee future benefit plans	(244)	[2]						(244)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(49)	[3]							(49)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					421
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	8	[4]				8
Unrealized gains (losses) on hedges of net foreign operations	(145)	[5]					(145)
Net premium (discount) on sale of treasury shares				(44)
Reclassification to earnings of (gains) during the period	(74)	[6]			(74)
Balance at end of year at Jul. 31, 2020	54,587		302	29,902	373	2,194	4,074	(627)	(179)	$ 5,835	5,348	13,200
Balance at beginning of year at Apr. 30, 2020			301	29,426	250	2,148	5,048	(438)	151		5,348	13,000
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												214
Issued under the Stock Option Plan												1
Treasury shares or repurchase of common shares for cancellation												(15)
Net income	1,232			1,232
Dividends on preferred shares and distributions payable on other equity instruments				(73)
Dividends on common shares				(682)
Stock option expense, net of options exercised			1
Gains (losses) on derivatives designated as cash flow hedges arising during the period	83	[1]				83
Unrealized gains (losses) on translation of net foreign operations	(1,180)						(1,180)
Gains (losses) on remeasurement of pension and other employee future benefit plans	(189)	[2]						(189)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(330)	[3]							(330)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					141
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	(37)	[4]				(37)
Unrealized gains (losses) on hedges of net foreign operations	206	[5]					206
Net premium (discount) on sale of treasury shares				(1)
Reclassification to earnings of (gains) during the period	(18)	[6]			(18)
Balance at end of year at Jul. 31, 2020	54,587		302	29,902	373	2,194	4,074	(627)	(179)	5,835	5,348	13,200
Balance at beginning of year at Oct. 31, 2020	56,593		302	30,745	355	1,979	3,980	(638)	(158)		6,598	13,430
Statement [Line Items]
Issued under the Stock Option Plan												99
Treasury shares or repurchase of common shares for cancellation												80
Net income	5,595			5,595
Dividends on preferred shares and distributions payable on other equity instruments				(185)
Dividends on common shares				(2,058)
Stock option expense, net of options exercised			7
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(392)	[1]				(392)
Unrealized gains (losses) on translation of net foreign operations	(1,914)						(1,914)
Gains (losses) on remeasurement of pension and other employee future benefit plans	765	[2]						765
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(220)	[3]							(220)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					(10)
Unrealized gains on fair value through OCI equity securities arising during the year					7
Redeemed during the period											(750)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	(279)	[4]				(279)
Unrealized gains (losses) on hedges of net foreign operations	398	[5]					398
Equity issue expense and premium paid on redemption of preferred shares				(6)
Net premium (discount) on sale of treasury shares				(2)
Reclassification to earnings of (gains) during the period	(33)	[6]			(33)
Other			1
Balance at end of year at Jul. 31, 2021	57,696		310	34,089	319	1,308	2,464	127	(378)	3,840	5,848	13,609
Balance at beginning of year at Apr. 30, 2021	55,514		313	32,561	295	1,206	2,082	73	(400)		5,848	13,536
Statement [Line Items]
Issued under the Stock Option Plan												40
Treasury shares or repurchase of common shares for cancellation												33
Net income	2,275			2,275
Dividends on preferred shares and distributions payable on other equity instruments				(61)
Dividends on common shares				(686)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	218	[1]				218
Unrealized gains (losses) on translation of net foreign operations	521						521
Gains (losses) on remeasurement of pension and other employee future benefit plans	54	[2]						54
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	22	[3]							22
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					22
Unrealized gains on fair value through OCI equity securities arising during the year					7
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	(116)	[4]				(116)
Unrealized gains (losses) on hedges of net foreign operations	(139)	[5]					(139)
Net premium (discount) on sale of treasury shares			(3)
Reclassification to earnings of (gains) during the period	(5)	[6]			(5)
Balance at end of year at Jul. 31, 2021	$ 57,696		$ 310	$ 34,089	$ 319	$ 1,308	$ 2,464	$ 127	$ (378)	$ 3,840	$ 5,848	$ 13,609

[1]	Net of income tax (provision) recovery of $(72) million, $173 million, $(27) million for the three months ended, and $147 million, $(600) million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $(26) million, $(158) million, $65 million for the three months ended, and $(283) million, $85 million for the nine months ended, respectively.
[3]	Net of income tax (provision) recovery of $(9) million, $(1) million, $120 million for the three months ended, and $79 million, $18 million for the nine months ended, respectively.
[4]	Net of income tax provision (recovery) of $41 million, $31 million, $13 million for the three months ended, and $100 million, $(3) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $50 million, $(115) million, $(74) million for the three months ended, and $(145) million, $53 million for the nine months ended, respectively.
[6]	Net of income tax provision of $2 million, $6 million, $6 million for the three months ended, and $11 million, $23 million for the nine months ended, respectively.